Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Entity Central Index Key	0000356682
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000023754
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class A
Trading Symbol	CSIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 1,342,826,854
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023756
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class C
Trading Symbol	CSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%	[2]
AssetsNet	$ 1,342,826,854
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023757
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class I
Trading Symbol	CBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 1,342,826,854
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211115
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class R6
Trading Symbol	CBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 1,342,826,854
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023758
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class A
Trading Symbol	CSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[5]
AssetsNet	$ 3,990,458,844
Holdings Count | Holding	478
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023760
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class C
Trading Symbol	CSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[6]
AssetsNet	$ 3,990,458,844
Holdings Count | Holding	478
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023761
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class I
Trading Symbol	CBDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[7]
AssetsNet	$ 3,990,458,844
Holdings Count | Holding	478
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195930
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class R6
Trading Symbol	CBORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[8]
AssetsNet	$ 3,990,458,844
Holdings Count | Holding	478
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023770
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class A
Trading Symbol	CCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[9]
AssetsNet	$ 229,564,716
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023771
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class C
Trading Symbol	CALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[10]
AssetsNet	$ 229,564,716
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000170082
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class I
Trading Symbol	CFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[11]
AssetsNet	$ 229,564,716
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235278
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	CAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[12]
AssetsNet	$ 229,564,716
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023762
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class A
Trading Symbol	CSIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[13]
AssetsNet	$ 5,750,065,720
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023764
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class C
Trading Symbol	CSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%	[14]
AssetsNet	$ 5,750,065,720
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023765
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class I
Trading Symbol	CEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[15]
AssetsNet	$ 5,750,065,720
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195931
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class R6
Trading Symbol	CEYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%	[16]
AssetsNet	$ 5,750,065,720
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023774
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class A
Trading Symbol	CAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[17]
AssetsNet	$ 333,874,427
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023775
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class C
Trading Symbol	CAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[18]
AssetsNet	$ 333,874,427
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099328
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class I
Trading Symbol	CAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
AssetsNet	$ 333,874,427
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235280
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class R6
Trading Symbol	CGARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[20]
AssetsNet	$ 333,874,427
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023772
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class A
Trading Symbol	CMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[21]
AssetsNet	$ 369,882,739
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023773
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class C
Trading Symbol	CMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[22]
AssetsNet	$ 369,882,739
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099327
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class I
Trading Symbol	CLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[23]
AssetsNet	$ 369,882,739
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235279
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	CAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[24]
AssetsNet	$ 369,882,739
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235426
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class A
Trading Symbol	CRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[25]
AssetsNet	$ 58,141,067
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235427
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class C
Trading Symbol	CRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%	[26]
AssetsNet	$ 58,141,067
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235428
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class I
Trading Symbol	CRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[27]
AssetsNet	$ 58,141,067
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235425
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class R6
Trading Symbol	CRFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[28]
AssetsNet	$ 58,141,067
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
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[28]	Annualized